UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05526

J.P. Morgan Mutual Fund Investment Trust

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: June 30

Date of reporting period: March 31, 2012

ITEM 1. SCHEDULE OF INVESTMENTS.

J.P. Morgan Mutual Fund Investment Trust

Schedule of Portfolio Investments as of March 31, 2012

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2012.

JPMorgan Growth Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 96.9%
Consumer Discretionary — 19.1%
	Auto Components — 1.9%
521	Allison Transmission Holdings, Inc. (a)	12,451
141	BorgWarner, Inc. (a)	11,850

		24,301

	Automobiles — 1.8%
323	Harley-Davidson, Inc.	15,872
184	Tesla Motors, Inc. (a)	6,845

		22,717

	Diversified Consumer Services — 0.5%
178	American Public Education, Inc. (a)	6,772

	Hotels, Restaurants & Leisure — 3.3%
101	BJ’s Restaurants, Inc. (a)	5,100
225	Las Vegas Sands Corp.	12,971
284	Marriott International, Inc., Class A	10,757
239	Starbucks Corp.	13,363

		42,191

	Household Durables — 1.0%
524	Toll Brothers, Inc. (a)	12,576

	Internet & Catalog Retail — 2.7%
90	Amazon.com, Inc. (a)	18,185
237	HomeAway, Inc. (a)	6,017
14	priceline.com, Inc. (a)	10,189

		34,391

	Media — 3.4%
357	DIRECTV, Class A (a)	17,609
5,200	Sirius XM Radio, Inc. (a)	12,013
313	Walt Disney Co. (The)	13,721

		43,343

	Specialty Retail — 1.1%
581	Sally Beauty Holdings, Inc. (a)	14,404

	Textiles, Apparel & Luxury Goods — 3.4%
158	Coach, Inc.	12,171
605	Liz Claiborne, Inc. (a)	8,088
153	Lululemon Athletica, Inc., (Canada) (a)	11,426
235	Michael Kors Holdings Ltd., (Hong Kong) (a)	10,935

		42,620

	Total Consumer Discretionary	243,315

Consumer Staples — 0.7%

	Personal Products — 0.7%
134	Herbalife Ltd., (Cayman Islands)	9,194

Energy — 6.4%

	Energy Equipment & Services — 3.5%
364	Cameron International Corp. (a)	19,250
109	Dril-Quip, Inc. (a)	7,094
265	Schlumberger Ltd.	18,524

		44,868

	Oil, Gas & Consumable Fuels — 2.9%
184	Concho Resources, Inc. (a)	18,732
122	EOG Resources, Inc.	13,521
172	Laredo Petroleum Holdings, Inc. (a)	4,029

		36,282

	Total Energy	81,150

Financials — 8.3%

	Capital Markets — 1.6%
586	Blackstone Group LP (The)	9,346
175	T. Rowe Price Group, Inc.	11,427

		20,773

	Commercial Banks — 2.0%
404	U.S. Bancorp	12,802
362	Wells Fargo & Co.	12,362

		25,164

	Consumer Finance — 1.5%
321	American Express Co.	18,579

	Diversified Financial Services — 1.0%
305	Moody’s Corp.	12,836

	Insurance — 1.3%
149	ACE Ltd., (Switzerland)	10,914
227	Amtrust Financial Services, Inc.	6,091

		17,005

	Real Estate Investment Trusts (REITs) — 0.9%
297	ProLogis, Inc.	10,695

	Total Financials	105,052

Health Care — 13.6%

	Biotechnology — 5.0%
307	Aegerion Pharmaceuticals, Inc. (a)	4,243
99	Alexion Pharmaceuticals, Inc. (a)	9,193
171	Biogen Idec, Inc. (a)	21,541
260	Celgene Corp. (a)	20,179
194	Vertex Pharmaceuticals, Inc. (a)	7,956

		63,112

	Health Care Equipment & Supplies — 1.7%
244	Sirona Dental Systems, Inc. (a)	12,576
282	Thoratec Corp. (a)	9,509

		22,085

JPMorgan Growth Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Health Care Providers & Services — 3.4%
230	Health Net, Inc. (a)	9,152
122	Humana, Inc.	11,301
397	UnitedHealth Group, Inc.	23,393

		43,846

	Life Sciences Tools & Services — 0.7%
193	Agilent Technologies, Inc.	8,608

	Pharmaceuticals — 2.8%
155	Allergan, Inc.	14,820
387	Valeant Pharmaceuticals International, Inc., (Canada) (a)	20,800

		35,620

	Total Health Care	173,271

Industrials — 17.4%

	Aerospace & Defense — 1.5%
128	HEICO Corp.	6,604
112	TransDigm Group, Inc. (a)	12,921

		19,525

	Building Products — 0.8%
209	Armstrong World Industries, Inc.	10,213

	Electrical Equipment — 2.0%
222	Cooper Industries plc	14,203
147	Rockwell Automation, Inc.	11,700

		25,903

	Industrial Conglomerates — 1.2%
299	Carlisle Cos., Inc.	14,916

	Machinery — 4.8%
193	AGCO Corp. (a)	9,121
135	Cummins, Inc.	16,194
403	Pall Corp.	24,043
149	Wabtec Corp.	11,260

		60,618

	Professional Services — 0.8%
111	IHS, Inc., Class A (a)	10,414

	Road & Rail — 2.4%
182	J.B. Hunt Transport Services, Inc.	9,895
142	Kansas City Southern (a)	10,158
207	Old Dominion Freight Line, Inc. (a)	9,849

		29,902

	Trading Companies & Distributors — 3.9%
418	Air Lease Corp. (a)	10,064
247	Rush Enterprises, Inc., Class A (a)	5,250
111	W.W. Grainger, Inc.	23,779
135	Watsco, Inc.	9,958

		49,051

	Total Industrials	220,542

Information Technology — 28.9%

	Communications Equipment — 4.5%
436	Aruba Networks, Inc. (a)	9,703
74	F5 Networks, Inc. (a)	10,000
385	Polycom, Inc. (a)	7,346
435	QUALCOMM, Inc.	29,616

		56,665

	Computers & Peripherals — 9.5%
155	Apple, Inc. (a)	92,648
583	EMC Corp. (a)	17,411
253	NetApp, Inc. (a)	11,305

		121,364

	Internet Software & Services — 2.0%
40	Google, Inc., Class A (a)	25,650

	IT Services — 5.0%
138	International Business Machines Corp.	28,856
42	MasterCard, Inc., Class A	17,747
405	ServiceSource International, Inc. (a)	6,272
204	VeriFone Systems, Inc. (a)	10,587

		63,462

	Semiconductors & Semiconductor Equipment — 4.2%
351	ARM Holdings plc, (United Kingdom), ADR	9,936
496	Avago Technologies Ltd., (Singapore)	19,325
278	Lam Research Corp. (a)	12,404
307	Xilinx, Inc.	11,195

		52,860

	Software — 3.7%
166	Citrix Systems, Inc. (a)	13,091
183	MICROS Systems, Inc. (a)	10,096
486	Nuance Communications, Inc. (a)	12,419
78	Salesforce.com, Inc. (a)	11,990

		47,596

	Total Information Technology	367,597

Materials — 2.5%

	Chemicals — 2.5%
176	FMC Corp.	18,652

JPMorgan Growth Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Chemicals — Continued
118	Sherwin-Williams Co. (The)	12,769

	Total Materials	31,421

	Total Common Stocks (Cost $880,522)	1,231,542

Short-Term Investment — 2.8%

	Investment Company — 2.8%
35,475	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.190% (b) (l) (m) (Cost $35,475)	35,475

	Total Investments — 99.7% (Cost $915,997)	1,267,017
	Other Assets in Excess of Liabilities — 0.3%	3,797

	NET ASSETS — 100.0%	$1,270,814

Percentages indicated are based on net assets.

JPMorgan Growth Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt

(a)	Non-income producing security
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of March 31, 2012.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments, and/ or forward foreign currency exchange contracts.

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	355,638
Aggregate gross unrealized depreciation	(4,618)

Net unrealized appreciation/depreciation	$351,020

Federal income tax cost of investments	$915,997

JPMorgan Growth Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,257,081	$9,936	$—	$1,267,017

(a)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of certain ADRs, the reported values of which are an evaluated price. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2012.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Mutual Fund Investment Trust

By:	/s/	Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer
May 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/	Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer
May 29, 2012

By:	/s/	Joy C. Dowd
Joy C. Dowd
Treasurer and Principal Financial Officer
May 29, 2012